Financial instruments related to commodity contracts - Markets related risks (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables & Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 92	$ 30	$ 27
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables & Power | Maximum
Market related risk
Value at risk	119	80	51
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables & Power | Minimum
Market related risk
Value at risk	15	9	6
Integrated Gas, Renewables & Power activities | Integrated Gas, Renewables & Power | Average
Market related risk
Value at risk	$ 53	$ 28	$ 21
Crude oil, petroleum products and freight rates activities | Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 27	$ 12	$ 19
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Maximum
Market related risk
Value at risk	48	36	30
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Minimum
Market related risk
Value at risk	9	9	6
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Average
Market related risk
Value at risk	$ 22	$ 18	$ 15